INCOME TAXES - Tax amounts recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Special Mining Duty	7.50%
Current income tax	$ 53,034	$ 22,354
Mexican 7.5% Special Mining Duty	16,010	8,068
Withholding tax expense	858	1,601
Deferred income tax expense	15,722	2,517
Deferred Mexican 7.5% Special Mining Duty	1,657	64
Total income taxes	$ 87,281	$ 34,604